Subsequent Event (Details) (Subsequent event)	0 Months Ended
	Oct. 05, 2012 item	Oct. 30, 2012 item
Subsequent event
Subsequent Event
Number of warrants exercised	101,667
Number of shares issued on exercise of warrants	64,309
Number of patents issued by the U.S. Patent and Trademark Office		2
Number of venture debt holders exercising warrants	1